SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Term Liabilities
PPP loan		$ 198,750	$ 0
Lease liability - less current	$ 0	43,855	0
Notes Payable		926,768	0
Total long term liabilities	$ 1,072,699	$ 1,169,373	$ 0